REINSURANCE - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Variable Universal Term Life Insurance Single Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained	$ 4
Variable Universal Term Life Insurance Single Life | Equitable Financial Life Insurance Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Policyholder contract deposits ceded	20
Variable Universal Term Life Insurance Joint Life
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained	6
Variable Universal Term Life Insurance Joint Life | Equitable Financial Life Insurance Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Policyholder contract deposits ceded	$ 25